Mortgage Servicing Rights, Net - Additional Information (Detail) - Mortgage Servicing Rights - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Mortgage Servicing Rights [Line Items]
Unpaid principal balance of mortgage loans	$ 188,300	$ 72,600
Estimated fair value	$ 1,760	$ 744